Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended
	Sep. 30, 2016	Jan. 31, 2015	Aug. 31, 2009
Commitments and Contingencies (Textual)
Sought damages in amount			$ 13,400
Damages plaintiffs, amount		$ 2,400
NIS [Member]
Commitments and Contingencies (Textual)
Sought damages in amount			$ 52,000
Damages plaintiffs, amount	$ 34,106